Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss
2025	$763,750	$778,962	$415,002	$417,045	$70.79	$(17,119,438)
2024	$1,090,634	$1,023,690	$646,003	$607,117	$74.53	$(20,781,213)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Panna Sharma, in the Summary Compensation Table for fiscal years 2025 and 2024.

PEO Total Compensation Amount	[1]	$ 763,750	$ 1,090,634
PEO Actually Paid Compensation Amount	[2]	$ 778,962	1,023,690
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value as of Vesting Date for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested during the Year	Compensation Actually Paid to CEO
2025	$763,750	$—	$—	$(5,221)	$—	$20,433	$778,962
2024	$1,090,634	$(223,534)	$119,786	$(15,531)	$36,278	$16,057	$1,023,690

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	[3]	$ 415,002	646,003
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 417,045	607,117
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value as of Vesting Date for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2025	$415,002	$(33,600)	$31,467	$(3,245)	$—	$7,421	$417,045
2024	$646,003	$(139,049)	$74,439	$—	$22,543	$3,181	$607,117

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Relationship between Pay and Performance

Relationship between Pay and Performance

Our “total shareholder return,” as set forth in the above table, during the two-year period ended December 31, 2025 decreased by 29% compared to (a) a 24% decrease in “compensation actually paid” to our CEO from $1,023,690 in 2024 to $778,962 in 2025 and (b) a 31% decrease in average “compensation actually paid” to our non-CEO NEOs from $607,117 in 2024 to $417,045 in 2025. Our net loss during the two-year period ended December 31, 2025 decreased by 17.62%, from $(20,781,213) in 2024 to $(17,119,438) in 2025 compared to the aforementioned decreases in “compensation actually paid” to our CEO and non-CEO NEOs.

Total Shareholder Return Amount	[5]	$ 70.79	74.53
Net Income (Loss) Attributable to Parent		$ (17,119,438)	$ (20,781,213)
PEO Name		Panna Sharma	Panna Sharma
Reported Value of Equity Awards for CEO [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ (223,534)
Fair Value as of Year End for Unvested Awards Granted During the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			119,786
Fair Value as of Year End for Unvested Awards Granted During the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,467	74,439
Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,221)	(15,531)
Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,245)
Fair Value as of Vesting Date for Awards Granted and Vested During the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			36,278
Fair Value as of Vesting Date for Awards Granted and Vested During the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,543
Fair Value Increase or Decrease from Prior Year End for Awards that Vested during the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,433	16,057
Fair Value Increase or Decrease from Prior Year End for Awards that Vested during the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,421	3,181
Reported Value of Equity Awards for Non-CEO NEOs [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (33,600)	$ (139,049)

[1]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Panna Sharma, in the Summary Compensation Table for fiscal years 2025 and 2024.
[2]	The dollar amounts reported are the amounts of total compensation reported for Mr. Sharma in the Summary Compensation Table for the applicable year, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year that are unvested as of the reported year-end, (ii) the change in the value of equity awards granted in a prior year (measured as of the end of the reported year from the end of the prior fiscal year) that were unvested at the end of the reported year, (iii) the change in the value of equity awards granted in a prior year that vest in the reported year (measured as of the end of the prior fiscal year through the vesting date), and (iv) the vesting date value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely David Margrave and Kishor Bhatia, Ph.D., in the Summary Compensation Table for fiscal years 2025 and 2024.
[4]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for the applicable year, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year that are unvested as of the reported year-end, (ii) the change in the value of equity awards granted in a prior year (measured as of the end of the reported year from the end of the prior fiscal year) that were unvested at the end of the reported year, (iii) the change in the value of equity awards granted in a prior year that vest in the reported year (measured as of the end of the prior fiscal year through the vesting date), and (iv) the vesting date value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
[5]	Reflects the cumulative shareholder return, computed in accordance with SEC rules, as of the end of each fiscal year assuming an investment of $100 in our common shares at a price per share equal to $4.28, the closing price of our common stock on the last trading day in 2023, December 29, 2023.
[6]	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
[7]	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table